DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Derivative Liabilities				$ 18,612,166	$ 11,904,070
Derivative, Gain (Loss) on Derivative, Net	$ 6,837,508	$ 51,922,621	$ 981,881	2,561,820	9,809,916	$ (10,401,881)
Derivative Liability, Current	10,918,883		10,918,883		11,904,070	21,713,986	$ 11,312,105
Derivative, Gain (Loss) on Derivative, Net	$ (6,837,508)	$ (51,922,621)	(981,881)	(2,561,820)	$ (9,809,916)	10,401,881
Black Scholes [Member]
Derivative, Gain (Loss) on Derivative, Net			981,881	2,561,820
Derivative, Gain (Loss) on Derivative, Net			(981,881)	$ (2,561,820)
Maximum [Member]
Increase (Decrease) in Derivative Liabilities			$ 10,918,883
Minimum [Member]
Increase (Decrease) in Derivative Liabilities						$ 21,713,986